FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Sensitivity to Reasonably Possible Change in Exchange Rates
The following table demonstrates the sensitivity at the end of the reporting period to a reasonably possible change in the Euro ("EUR") and RMB exchange rate against US$, with all other variables held constant, of the Company’s loss before tax (due to changes in the fair values of monetary assets and liabilities).

	Increase/ (decrease) in the rate of foreign currency	Decrease/ (increase) in loss before tax
	%	(In millions)
Year ended December 31, 2025
If US$ strengthens against RMB	5	$1.6
If US$ weakens against RMB	(5)	(1.6)
If US$ strengthens against EUR	5	(4.9)
If US$ weakens against EUR	(5)	4.9
Year ended December 31, 2024
If US$ strengthens against RMB	5	2.8
If US$ weakens against RMB	(5)	(2.8)
If US$ strengthens against EUR	5	2.7
If US$ weakens against EUR	(5)	(2.7)
Year ended December 31, 2023
If US$ strengthens against RMB	5	1.3
If US$ weakens against RMB	(5)	(1.3)
If US$ strengthens against EUR	5	(51.9)
If US$ weakens against EUR	(5)	$51.9

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments
The maturity profile of the Company’s financial liabilities as at the end of the reporting period, based on contractual undiscounted payments, is as follows:

As at December 31, 2025
(Dollars in millions)	Less than 1 years	Over 1 years	Total
Trade payables	$83.0	$—	$83.0
Other payables	3.1	—	3.1
Collaboration interest-bearing advanced funding	319.1	—	319.1
Lease liabilities	11.1	121.7	132.8
Total	$416.3	$121.7	$538.0

As at December 31, 2024
(Dollars in millions)	Less than 1 years	Over 1 years	Total
Trade payables	$38.6	$—	$38.6
Other payables	6.3	—	6.3
Collaboration interest-bearing advanced funding	—	301.2	301.2
Lease liabilities	6.1	60.0	66.1
Total	$51.0	$361.2	$412.2

Summary of Monitoring Capital Using Gearing Ratio
The Company monitors capital using a gearing ratio, which is total liabilities divided by total assets. The gearing ratios as at the end of each year were as follows:

(Dollars in millions)	December 31, 2025	December 31, 2024
Total liabilities	$731.6	$629.6
Total assets	$1,733.7	$1,670.2
Gearing ratio	42.2%	37.7%